Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Discontinued Operations
A summary of the major components of revenues and expenses from discontinued operations is as follows:

Fiscal Year Ended March 31,
(in millions)	2022
Revenue from external customers	$41
Cost of sales	(20)
Research and development	(44)
Selling, general and administrative	(53)
Restructuring and related costs	—
Impairment of long-lived assets	(23)
Loss from discontinued operations before income taxes	(99)
Income tax (expense) benefit	(28)
Net loss from discontinued operations	$(127)
A summary of significant non-cash items and capital expenditures from discontinued operations is as follows:

Fiscal Year Ended March 31,
(in millions)	2022
Amortization and depreciation expense	$8
Other non-cash items	$3